Cover	Nov. 03, 2021
Cover [Abstract]
Entity Registrant Name	HIREQUEST, INC.
Entity Central Index Key	0001140102
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Nov. 03, 2021
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	DE
Entity File Number	000-53088
Entity Tax Identification Number	91-2079472
Entity Address Address Line 1	111 Springhall Drive
Entity Address City Or Town	Goose Creek
Entity Address State Or Province	SC
Entity Address Postal Zip Code	29445
City Area Code	843
Local Phone Number	723-7400
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	HQI
Security Exchange Name	NASDAQ